Issued capital and reserves	6 Months Ended
Jun. 30, 2023
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Issued capital and reserves
9. Issued capital and reserves

	Number of ordinary shares	Ordinary Share Capital £’000	Share Premium £’000
At January 1, 2022 and June 30, 2022	584,908,239	1,755	247,460
At January 1, 2023	624,928,519	1,875	254,303
Issued during the period	18,276,275	55	3,040

At June 30, 2023	643,204,794	1,930	257,343

During the six months ended June 30, 2023, Private Placement Loan Notes with a carrying value of
 £3.1 million were converted into 17,774,895 ordinary shares at a conversion price of £0.174 per ordinary share (see Note 11) and 501,380 ordinary shares were issued upon the vesting of equity awards.
Other capital reserves

	Share-based payments £’000	Equity component of convertible loan £’000	Other warrants issued £’000	Merger reserve £’000	Other reserve £’000	Total £’000
At January 1, 2022	23,026	32,843	44	40,818	33,104	129,835

Share-based payments expense during the period	2,446	—	—	—	—	2,446
Share option exercise	(82)	—	—	—	—	(82)
Issuance of warrants	—	—	70	—	—	70

At June 30, 2022	25,390	32,843	114	40,818	33,104	132,269

At January 1, 2023	26,806	31,838	114	40,818	33,104	132,680

Share-based payments expense during the period	1,931	—	—	—	—	1,931
Extinguishment and issuance of Novartis Loan Note	—	347	—	—	—	347
Issue of warrants	—	—	41	—	—	41
At June 30, 2023	28,737	32,185	155	40,818	33,104	134,999

Equity component of convertible loan
The amendment of the Novartis Loan Note was treated as the extinguishment of the original instrument and the issuance of a new instrument (see Note 11). Accordingly, £
0.3
million was allocated to the equity components of the new Novartis Loan Note, representing the embedded conversion option and the new warrants.
Other warrants issued
Other warrants issued also relate to funding arrangements with The Alpha-1 Project which are a compound instrument consisting of a liability and an equity component. In 2023, the Company issued
408,730 warrants over ordinary shares and received funding of £0.1 million, of which less than £0.1 million was allocated to the equity component. The total value of the equity component (consideration received for the warrants) as of
 June 30, 2023 is £0.2 million (2022: £ 0.1 million).
Share-based payments
The Company has two principal share-based incentive schemes under which options at market value to subscribe for the Company’s shares, restricted stock units (“RSUs”) and performance share units (“PSUs”) have been granted to certain executives, non-executive
directors (“NEDs”) and employees. The share-based payment reserve is used to recognize the value of equity settled share-based payments provided to employees, including key management personnel, as part of their remuneration.
The total charge for the six months ended June 30, 2023 in respect of all share-based incentive schemes was
£1.9 million (June 30, 2022: £2.4
million).
The following awards were granted during the six months ended June 30, 2023:

	Mereo 2019 Equity Incentive Plan			Mereo 2019 NED Equity Incentive Plan
	Awards (ADS)	Weighted average fair value ($) per share	Weighted average exercise price ($) per share	Awards (ADS)	Weighted average fair value ($) per share	Weighted average exercise price ($) per share
Options	4,617,000	0.91	1.01	440,000	0.84	0.94
RSU’s	617,750	1.01	—	479,813	0.94	—
PSU’s	1,543,150	0.61	—	—	—	—
Mereo 2019 Equity Incentive Plan

•
Options over ADSs granted during the six months ended June 30, 2023, were valued using the Black-Scholes model with the following weighted average inputs: expected volatility of
98.06%; risk free interest rate of 3.43%; expected life of 10 years; and market price per ADS of $1.01.

•
RSUs over ADSs granted during the six months ended June 30, 2023 vest over three years with one third of the awards vesting after twelve months and the remainder vesting equally every six months thereafter. These awards were valued by reference to the value of the shares awarded.

•
PSUs over ADSs
granted during the six months ended June 30, 2023 will only vest upon achievement of specified stretching share price performance targets. These awards were valued using a Monte Carlo model with the following key inputs: expected volatility of 105.6%; expected life of between 0.9 and 1.1 years; risk free interest rate of 4.14% and market price per ADS of $1.01.

Mereo 2019 NED Equity Incentive Plan

•
Options over ADSs granted under the Mereo 2019 NED Equity Incentive Plan to certain non-executive directors during the six months ended June 30, 2023 were valued using the Black-Scholes model with the following inputs: expected volatility of
97.94%; risk free interest rate of 3.36%; expected life of 10 years; and market price per ADS of $0.94.

•
Deferred RSU’s over ADSs were granted during the six months ended June 30, 2023 under the Mereo 2019 NED Equity Incentive Plan to certain non-executive directors who elected to receive restricted stock units in lieu of their cash fees for the year commencing February 1, 2023. These awards were valued by reference to the value of the shares awarded.